Commitments and Contingencies (Purchase Commitments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Land Purchases
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Remaining amount committed to future acquisitions	$ 49.5